PGIM S&P 500 Max Buffer ETF - May Expense Example, No Redemption - PGIM S&P 500 Max Buffer ETF - May - No Share Class	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 51
Expense Example, No Redemption, 3 Years	160
Expense Example, No Redemption, 5 Years	280
Expense Example, No Redemption, 10 Years	$ 628